PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Deductible input VAT	¥ 747,067	$ 108,315	¥ 636,923
Prepaid rental and deposits	169,485	24,573	234,885
Prepayments for materials and advertising fees	108,638	15,751	79,332
Interest receivables	204	30	4,360
Others	52,325	7,587	88,507
Prepaid expenses and other current assets, net	¥ 1,077,719	$ 156,256	¥ 1,044,007